Financial Instruments - Counterparty Credit Risk Management (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	1.00%	1.00%
Derivative financial asset (liability), net	$ 178	$ 356	$ 101
Credit risk
Disclosure of detailed information about financial instruments [line items]
Derivative financial asset (liability), net	$ 265	$ 361